Expenses by Nature	9 Months Ended
Sep. 30, 2025
Expenses by Nature [Abstract]
Expenses by nature

25 Expenses by nature

Expenses by nature are disclosed as follows:

	Nine-month period ended September 30,		Three-month period ended September 30,
	2025	2024	2025	2024
Cost of sales
Cost of inventories, raw materials and production inputs	(46,716,115)	(40,962,307)	(16,879,276)	(14,065,067)
Salaries and benefits	(6,480,401)	(6,187,989)	(2,225,800)	(2,100,973)
Depreciation and amortization	(1,495,117)	(1,447,022)	(519,461)	(480,079)
	(54,691,633)	(48,597,318)	(19,624,537)	(16,646,119)
Selling
Freight and selling expenses	(2,827,525)	(2,686,014)	(968,208)	(843,173)
Salaries and benefits	(421,103)	(415,795)	(145,822)	(254,592)
Depreciation and amortization	(58,228)	(46,127)	(21,080)	(18,412)
Advertising and marketing	(264,817)	(231,120)	(87,251)	(78,726)
Net impairment losses (recovery)	(14,268)	(6,929)	(8,378)	(2,684)
Commissions	(64,721)	(52,840)	(25,280)	(19,969)
	(3,650,662)	(3,438,825)	(1,256,019)	(1,217,556)
General and administrative
Salaries and benefits	(818,550)	(898,891)	(280,237)	(285,377)
Fees, services held and general expenses	(487,044)	(574,055)	(176,116)	(153,566)
Depreciation and amortization	(131,512)	(140,471)	(43,478)	(44,351)
DOJ and Antitrust agreements	(143,720)	(80,977)	(10,082)	(700)
Donations and social programs (1)	(11,621)	(18,171)	(3,824)	(3,591)
	(1,592,447)	(1,712,565)	(513,737)	(487,585)

(1)	Refers to donations made to Instituto J&F regarding improvements on school’s building, the social program “Fazer o Bem Faz Bem” created by the Group to support actions for social transformation where the indirect subsidiary JBS S.A. is present and donations to Fundo JBS pela Amazônia.

For the nine-month period ended September 30, 2025, JBS S.A. incurred expenses with internal research and development, in the amount of US$2.319 (US$4,194 for the nine-month period ended September 30, 2024).

For the nine-month period ended September 30, 2025 and 2024, other income (expenses) includes gain (losses) of sale of assets, insurance recovery, asset impairment expenses, restructuring expenses, among others.

25.1 Other income and other expenses

Other income: For the nine-month period ended September 30, 2025,the Group has recorded in other income the amount of US$77,298 (US$60,323 for the nine-month period ended September 30, 2024), which mainly refers to the gain on the sale of assets totaling US$29,422 (US$15,607 for the nine-month period ended September 30, 2024), tax refunds and extemporaneous tax credits totaling US$6,872 (US$5,933 for the nine-month period ended September 30, 2024), rental income totaling US$2,215 (US$1,592 for the nine-month period ended September 30, 2024), among other non-significant items.

Other expenses: For the nine-month period ended September 30, 2025, the Group has recorded in other expenses the amount of US$56,674 (US$109,079 for the nine-month period ended September 30, 2024), which mainly refers to restructuring expenses totaling US$21,890 (US$82,070 for the nine-month period ended September 30, 2024), loss on sale of assets totaling US$12,682 (US$12,760 for the nine-month period ended September 30, 2024) and other miscellaneous items.

Restructuring related expenses

For the nine-month period ended September 30, 2025 the indirect subsidiary JBS USA recognized US$21,890 (US$82,070 for the nine-month period ended September 30, 2024) in restructuring expenses related to its subsidiary PPC.

In 2022, PPC began restructuring initiatives in its European operations. Additional restructuring initiatives also commenced in 2023 and 2024. The purpose of the ongoing restructuring activities is to integrate central operations and reallocate processing capacities between production facilities resulting in closures of some facilities in the European operations.

The following table provides a summary of PPC’s estimates of timelines and costs associated with these restructuring initiatives by major type of cost:

	Pilgrim’s Food Masters	Pilgrim’s Europe Central	Total

Earliest implementation date	April 2024	January 2024
Expected predominant completion date	March 2025	June 2025

Costs incurred and expected to be incurred:

Employee-related costs	19,537	50,963	70,500
Asset impairment costs	10,903	1,847	12,750
Contract termination costs	845	1,588	2,433
Other exit and disposal costs (1)	8,657	5,234	13,891
Total exit and disposal costs	39,942	59,632	99,574

Costs incurred since earliest implementation date:

Employee-related costs	19,537	45,806	65,343
Asset impairment costs	10,903	1,847	12,750
Contract termination costs	845	1,588	2,433
Other exit and disposal costs (1)	8,657	5,234	13,891
Total exit and disposal costs	39,942	54,475	94,417

(1)	Comprised of other costs directly related to the restructuring initiatives, including maintenance costs and Pilgrim’s Food Masters consulting fees.

During the nine-month periods ended September 30, 2025 and 2024, PPC recognized the following expenses and paid the following cash related to each restructuring initiative:

	Nine-month period ended September 30, 2025
	Provisions	Expenses	Cash Outlays

Pilgrim’s Food Masters	1,578	(793)	4,668
Pilgrims Europe Central	5,497	21,782	18,919
Previous programs substantially completed	—	901	467
Total	7,075	21,890	24,054
	Nine-month period ended September 30, 2024
	Provisions	Expenses	Cash Outlays

Pilgrim’s Food Masters	14,980	34,774	14,452
Pilgrims Europe Central	2,571	27,965	23,585
Previous programs substantially completed	4,351	19,331	3,181
Total	21,902	82,070	41,218

The following table reconciles liabilities and reserves associated with each restructuring initiative from December 31, 2024 to September 30, 2025 and from December 31, 2023 to September 30, 2024. Ending liability balances for employee termination benefits and other charges are reported in accrued payroll and social charges in the Consolidated Statements of financial position. The ending reserve balance for inventory adjustments is reported in inventories, net in the Consolidated Statements of financial position. The ending reserve balance for asset impairments is reported in property, plant and equipment, net in the Consolidated Statements of financial position.

	Liability reserve as of December 31, 2024	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of September 30, 2025

Severance	4,443	17,794	(19,782)	896	3,351
Contract termination	1,513	1,789	(3,095)	217	424
Asset impairment	91	84	(180)	5	—
Other	4,930	2,223	(2,889)	262	4,526
Total	10,977	21,890	(25,946)	1,380	8,301

	Liability reserve as of December 31, 2023	Restructuring charges incurred	Cash payments and disposals	Currency translation	Liability reserve as of September 30, 2024

Severance	3,651	41,565	(32,185)	573	13,604
Contract termination	1,597	2,028	(3,096)	23	552
Asset impairment	359	26,846	(27,200)	(5)	—
Other	4,631	11,631	(8,809)	293	7,746
Total	10,238	82,070	(71,290)	884	21,902